S000041917 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	21.16%	4.18%	10.03%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.95%	1.32%	7.92%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.68%	2.11%	7.51%